STOCK-BASED COMPENSATION AND EQUITY AWARDS - Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected average life of options	7 years
Employee Stock Option | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.42%	32.85%	31.33%
Risk-free interest rate	1.25%	0.92%	1.35%
Expected average life of options		6 years	6 years
Employee Stock Option | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.00%	34.38%	33.04%
Risk-free interest rate	2.00%	1.04%	2.82%
Expected average life of options		7 years	7 years
Non-employee Stock Option | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.61%	30.79%	31.57%
Risk-free interest rate	0.57%	0.54%	0.12%
Expected average life of options	4 years	3 years 1 month 21 days	2 years 4 months 21 days
Non-employee Stock Option | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	37.62%	42.81%	46.20%
Risk-free interest rate	3.04%	2.23%	2.50%
Expected average life of options	10 years	10 years	10 years